Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	Mar. 31, 2025
Machinery [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Property, Plant and Equipment, Useful Life	10 years
Electric Equipment [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Electric Equipment [Member] | Minimum [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Electric Equipment [Member] | Maximum [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Office Equipment [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Vehicles [Member] | Minimum [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	4 years
Vehicles [Member] | Maximum [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold Improvements [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Salvage Value, Percentage	5.00%
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	shorter of the lease term and the remaining useful life
Leasehold Improvements [Member] | Minimum [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member] | Maximum [Member]
Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years